OPERATING REVENUES - Schedule of revenues earned from time charters, voyage charters and other revenues (Details) - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2019	Jun. 30, 2018
Disaggregation of Revenue [Line Items]
Operating revenues	$ 241,792	$ 290,831
Time charter revenues
Disaggregation of Revenue [Line Items]
Operating revenues	128,139	159,645
Voyage charter revenues
Disaggregation of Revenue [Line Items]
Operating revenues	112,867	130,021
Other revenues
Disaggregation of Revenue [Line Items]
Operating revenues	$ 786	$ 1,165